Shareholder Report, Line Graph (Details) 194538_LHA Market State Tactical Q ETF_TF_TSR SemiAnnual {TF} - USD ($)						6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2022	Jun. 30, 2026
LHA Market State™ Tactical Q ETF
Account Value [Line Items]
Line Graph and Table Measure Name						LHA Market State™ Tactical Q ETF NAV
Accumulated Value	$ 16,382	$ 13,629	$ 11,401	$ 7,983	$ 10,000	$ 18,982
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ Composite Total Return Index
Accumulated Value	19,018	15,699	12,116	8,377	10,000	$ 21,516
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Total Return Index
Accumulated Value	$ 19,957	$ 16,490	$ 13,099	$ 8,444	$ 10,000	$ 24,009